Annual Total Returns[BarChart] - Low Volatility Equity Yield Fund - Class A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	8.70%	0.74%	16.98%	27.38%	10.31%	(8.97%)	9.57%	15.85%	(9.28%)	12.26%